Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Financial Instruments
Restricted cash	$ 3,250	$ 14,717
Due from related parties	13,464	14,459
Book Value
Financial Instruments
Cash and cash equivalents	51,506	68,153
Restricted cash	58,401	14,717
Accounts receivable, net	8,743	8,038
Due from related parties	13,464	14,459
Receivable from ZIM	25,765	25,765
Accounts payable	13,720	13,124
Accrued liabilities	29,203	30,911
Long-term debt, including current portion	3,036,068	3,112,103
Vendor financing, including current portion	93,061	121,755
Fair Value
Financial Instruments
Cash and cash equivalents	51,506	68,153
Restricted cash	58,401	14,717
Accounts receivable, net	8,743	8,038
Due from related parties	13,464	14,459
Receivable from ZIM	25,765	25,765
Accounts payable	13,720	13,124
Accrued liabilities	29,203	30,911
Long-term debt, including current portion	3,038,280	3,114,101
Vendor financing, including current portion	$ 93,438	$ 121,552